Revenues (Details) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
Revenues
Revenues	$ 285,553	$ 1,060,153	$ 533,246	$ 2,775,156
Sales of boats
Revenues
Revenues	150,557	581,481	307,721	840,188
Sales of parts and boat maintenance
Revenues
Revenues	9,815	17,899	51,375	53,810
Boat rental and boat club membership revenue
Revenues
Revenues	45,156	$ 460,773	94,125	$ 1,881,158
Sale of powertrains
Revenues
Revenues	$ 80,025		$ 80,025